Annual Total Returns- Harding Loevner International Equity Portfolio (Institutional) [BarChart] - Institutional - Harding Loevner International Equity Portfolio - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.78%)	20.28%	14.02%	(1.61%)	(1.62%)	5.31%	29.90%	(13.96%)	25.23%	20.33%